Contracts in Process - General and Administrative, Independent Research and Development and Bid and Proposal Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Amounts included in inventoried contract costs at beginning of the year	$ 110	$ 91	$ 97
IRAD and B&P costs incurred	296	336	327
Other G&A costs incurred	893	891	843
Total contract costs incurred	1,189	1,227	1,170
Amounts charged to cost of sales	(1,161)	(1,208)	(1,176)
Amounts included in inventoried contract costs at end of the year	$ 138	$ 110	$ 91